Noncontrolling Interest - Changes In Noncontrolling Interest (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance				$ 202,664					$ 202,664	$ 202,664
Net Income Attributable to Noncontrolling Interest	$ 16,530	$ 12,588	$ 9,506	2,360	$ 9,374	$ (1,762)	$ 5,622	$ 1,593		40,984	$ 14,827	$ 20,497
Total comprehensive income										37,247	10,941	17,889
Reclassification from Redeemable Noncontrolling Interest to Noncontrolling Interest										0	0	27,477
Ending balance	256,033				202,664					256,033	202,664
Noncontrolling Interest [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance				$ 202,664				$ 160,952	202,664	202,664	160,952	60,577
Net Income Attributable to Noncontrolling Interest										40,984	14,827	20,497
Other comprehensive income (loss)										(3,737)	(3,886)	(2,608)
Total comprehensive income										37,247	10,941	17,889
Evercore LP Units Purchased or Converted into Class A Shares										(16,480)	(12,012)	(11,686)
Amortization and Vesting of LP Units/Interests										81,392	82,734	3,593
Issuance of Noncontrolling Interest for Acquisitions and Investments										0	0	72,344
Distributions to Noncontrolling Interests										(38,154)	(23,723)	(10,655)
Reclassification from Redeemable Noncontrolling Interest to Noncontrolling Interest										0	0	27,477
Issuance of Noncontrolling Interest										885	594	2,449
Purchase of Noncontrolling Interest										(5,225)	0	0
Other, net										(488)	(732)	(1,036)
Total other items										(48,790)	(39,951)	18,235
Ending balance	$ 256,033				$ 202,664					256,033	202,664	160,952
Atalanta Sosnoff [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Deconsolidation of Noncontrolling Interest											(16,090)
Atalanta Sosnoff [Member] | Noncontrolling Interest [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Deconsolidation of Noncontrolling Interest										0	(16,090)	0
GCP III [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Deconsolidation of Noncontrolling Interest									$ (5,808)	(5,808)
GCP III [Member] | Noncontrolling Interest [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Deconsolidation of Noncontrolling Interest										$ (5,808)	$ 0	$ 0